Commitments (Operating Lease) (Details) (USD $)	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Operating Leased Assets [Line Items]
Income recognized from recovery of deferred rent obligation			$ 71,000
Expense recognized for write-off of security deposits			12,420
Future minimum rental payments required under lease agreement
Year 1	96,626		96,626
Year 2	99,525		99,525
Year 3	25,064		25,064
Year 4
Year 5
Total future minimum rental payments required	221,215		221,215
Rent expense	24,342	31,386	48,684	62,722
2010 Operating Lease Agreement for Clearwater, Florida Headquarters [Member]
Operating Leased Assets [Line Items]
Start date of lease agreement			Jan. 20, 2010
Term of lease agreement (in months)	38		38
Square footage of real estate property			10,500
Monthly base rent payment owed for first six months per operating lease agreement	6,000		6,000
Monthly base rent payment owed for month seven through eighteen per operating lease agreement	7,500		7,500
Monthly base rent payment owed for month nineteen through thirty-eight per operating lease agreement	16,182		16,182
Total monthly lease expense recognized over the lease term, using the straight-line method	10,462		10,462
2012 Operating Lease Agreement for Clearwater, Florida Headquarters [Member]
Operating Leased Assets [Line Items]
Start date of lease agreement			Feb. 01, 2012
Term of lease agreement (in months)	36		36
Square footage of real estate property			10,500
Monthly base rent payment owed for first twelve months per operating lease agreement	7,875		7,875
Total monthly lease expense recognized over the lease term, using the straight-line method	$ 8,114		$ 8,114
The annual percentage increase in rent payments	3.00%		3.00%